Securities	12 Months Ended
Dec. 31, 2011
Securities

Note 3:      Securities

The amortized cost and approximate fair values, together with gross unrealized gains and losses of securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Approximate Fair Value
	(In thousands)
Available-for-sale Securities:
December 31, 2011:
U.S. government agencies	$64,077	$98	$(7)	$64,168
State and political subdivisions	17,173	652	(8)	17,817
Equity securities	4	9	––	13

	$81,254	$759	$(15)	$81,998

December 31, 2010:
U.S. government agencies	$61,908	$53	$(728)	$61,233
State and political subdivisions	25,008	315	(28)	25,295
Government sponsored entities mortgage-backed securities	9,105	509	––	9,614
Equity securities	4	9	––	13

	$96,025	$886	$(756)	$96,155

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Approximate Fair Value
	(In thousands)
Held-to-maturity Securities:
December 31, 2011:
State and political subdivisions	$4,450	$147	$––	$4,597

December 31, 2010:
State and political subdivisions	$6,331	$179	$––	$6,510

The amortized cost and fair value of available-for-sale securities and held-to-maturity securities at December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities for mortgage-backed securities are presented in the table below based on their projected maturities.

	Available-for-sale		Held-to-maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In thousands)

Within one year	$201	$204	$904	$926
One to five years	2,893	2,975	1,910	1,999
Five to ten years	37,471	37,975	1,636	1,672
After ten years	40,685	40,831	––	––

	81,250	81,985	4,450	4,597

Equity securities	4	13	––	––

Totals	$81,254	$81,998	$4,450	$4,597

The carrying value of securities pledged as collateral, to secure public deposits and for other purposes, was $58.2 million and $66.4 million at December 31, 2011 and 2010, respectively.

Information with respect to sales of securities and resulting gross realized gains and losses was as follows:

	Year ended December 31,
	2011	2010
	(In thousands)

Proceeds from sales	$9,413	$4,460
Gross gains	370	104
Gross losses	––	(57)
Tax expense	126	16

During 2011 the Company sold one security with an amortized cost of $295,000 resulting in a realized gain of approximately $7,000 and is included in the table above under gross gains. This security was classified on the books as held to maturity and was sold due to a credit quality down grade of the municipality issuer.

During 2010 the Company sold one security for net proceeds of $971,000 with an amortized cost of $1.0 million resulting in a realized loss of $29,000 and is included in table above under gross losses. This one security was classified on the books as held to maturity and was sold due to a credit quality downgrade of the municipality issuer.

Certain investments in debt securities are reported in the financial statements at an amount less than their historical cost. The total fair value of these investments at December 31, 2011 and 2010, was $6.3 million and $35.7 million, which represented approximately 7% and 35% respectively, of the Company’s available-for-sale and held-to-maturity investment portfolio.

Based on evaluation of available evidence, including recent changes in market interest rates, credit rating information and information obtained from regulatory filings, management believes the declines in fair value for these securities are temporary.

The following tables show the Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010:

December 31, 2011
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(In thousands)

US Government agencies	$5,992	$(7)	$––	$––	$5,992	$(7)

State and political subdivisions	332	(8)	––	––	332	(8)

Total temporarily impaired securities	$6,324	$(15)	$––	$––	$6,324	$(15)

December 31, 2010
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(In thousands)

US Government agencies	$33,215	$(728)	$––	$––	$33,215	$(728)

State and political subdivisions	2,484	(28)	––	––	2,484	(28)

Total temporarily impaired securities	$35,699	$(756)	$––	$––	$35,699	$(756)

The contractual terms of those investments in an unrealized loss position do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments. Because the Company does not intend to sell the investments and it is not more likely than not the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2011.